Advances to Suppliers (Tables)	12 Months Ended
Jun. 30, 2025
Advances to Suppliers [Abstract]
Schedule of Advances to Suppliers Net	Advances to suppliers, net, consist of the following:
	June 30, 2025	June 30, 2024
Advances to suppliers	$1,756,138	$4,022,696